INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 17,384	€ 12,471
Liberty Media
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 15,816	€ 10,519
Stellantis Group | FCA Bank
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest (percent)	50.00%